Short-Term Borrowings (Details) - Schedule of short-term borrowings - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Short-Term Borrowings (Details) - Schedule of short-term borrowings [Line Items]
Bank collaterialized borrowings (in Dollars)	$ 13,492,935	$ 22,968,092
Bank collaterialized borrowings [Member]
Short-Term Borrowings (Details) - Schedule of short-term borrowings [Line Items]
Bank collaterialized borrowings (in Dollars)	12,492,935	17,968,092
Loan from shareholders [Member]
Short-Term Borrowings (Details) - Schedule of short-term borrowings [Line Items]
Bank collaterialized borrowings (in Dollars)	$ 1,000,000	$ 5,000,000
Top of range [member] | Bank collaterialized borrowings [Member]
Short-Term Borrowings (Details) - Schedule of short-term borrowings [Line Items]
Interest rate range	1.84%	1.40%
Top of range [member] | Loan from shareholders [Member]
Short-Term Borrowings (Details) - Schedule of short-term borrowings [Line Items]
Interest rate range
Bottom of range [member] | Bank collaterialized borrowings [Member]
Short-Term Borrowings (Details) - Schedule of short-term borrowings [Line Items]
Interest rate range	3.11%	1.86%
Bottom of range [member] | Loan from shareholders [Member]
Short-Term Borrowings (Details) - Schedule of short-term borrowings [Line Items]
Interest rate range